WARRANTS TO PURCHASE PREFERRED SHARE (Tables)	12 Months Ended
Dec. 31, 2014
WARRANTS TO PURCHASE PREFERRED SHARE [Abstract]
Schedule of warrants to purchase preferred share
Issuance with respect to	Warrants to purchase	Issuance date	Number of warrants	Exercise price	Contractual term
Series C Transaction	Preferred C-1	08/02/2011	7,615	$105.815	The earlier of: (i) a merger (ii) the consummation of an initial public offering and (iii) 3 years from the issuance date (all as stipulated in the specific warrant agreement)

Series C Transaction	Preferred C-1	01/31/2012	7,231	$105.815	The earlier of: (i) a merger (ii) the consummation of an initial public offering and (iii) 3 years from the issuance date (all as stipulated in the specific warrant agreement)

Series C Transaction	Preferred C-1	05/10/2012	4,252	$105.815	The earlier of: (i) a merger (ii) the consummation of an initial public offering and (iii) 3 years from the issuance date (all as stipulated in the specific warrant agreement)

Series C Transaction	Preferred C-1	08/20/2012	5,870	$105.815	The earlier of: (i) a merger (ii) the consummation of an initial public offering and (iii) 3 years from the issuance date (all as stipulated in the specific warrant agreement)

Fee agreement with a service provider	Preferred D	09/24/2013	600	$121	The earlier of: (i) a merger (ii) the consummation of an initial public offering and (iii) 5 years from the issuance date (all as stipulated in the specific warrant agreement)

Venture loan from Kreos	Preferred D	06/19/2014	5,372	$206.09	The earlier of: (i) a merger (ii) 5 years from the consummation of an initial public offering and (iii) 10 years from the issuance date (all as stipulated in the specific warrant agreement)

Series E Transaction (refer to Note 10d)	Preferred E	06/26/2014	37,850	$206.09	4 years from the issuance date (all as stipulated in the specific warrant agreement)